Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2026
Entity File Number	001-38942
Entity Registrant Name	ARCTURUS THERAPEUTICS HOLDINGS INC.
Entity Central Index Key	0001768224
Entity Tax Identification Number	32-0595345
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10285 Science Center Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	900-2660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ARCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false